Other Comprehensive Income Loss	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income Loss [Abstract]
OTHER COMPREHENSIVE INCOME LOSS

NOTE 18—OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and related taxes were as follows.

	2011	2010
Unrealized holding gain (loss) on available for sale securities	$6,514	$(425)
Reclassification adjustments for loss recognized in income	8	363

Net unrealized gain (loss)	6,522	(62)
Pension liability adjustment	(1,962)	941
Tax effect	(1,550)	(298)

Other comprehensive income	$3,010	$581